Other Payables, Accruals and Advance Receipts (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Other Payables, Accruals and Advance Receipts
Accrued research and development expenses	$ 156,134	$ 116,134
Accrued salaries and benefits	42,442	41,786
Accrued capital expenditures	21,390	11,343
Accrued administrative and other general expenses	14,491	15,836
Accrued selling and marketing expenses	11,564	8,412
Deposits	3,616	2,111
Amounts due to related parties (Note 23(ii))	2,101	1,915
Deferred government grants	673	314
Others	12,210	12,988
Total other payables, accruals and advance receipts	$ 264,621	$ 210,839